Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000088645
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class AAA
C000002904
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class C
Average Annual Return, Percent	11.23%	20.75%	10.01%	4.84%
C000034316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class I
C000002902
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Value 25 Fund Inc. - Class A
Average Annual Return, Percent	6.14%	15.53%	9.47%	4.98%
Without Sales Load [Member] | C000088645
Average Annual Return [Line Items]
Average Annual Return, Percent	12.58%	22.52%	10.79%	5.61%
Without Sales Load [Member] | C000002904
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	21.75%	10.01%	4.84%
Without Sales Load [Member] | C000034316
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%	23.13%	11.31%	6.06%
Without Sales Load [Member] | C000002902
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%	22.57%	10.78%	5.61%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	13.70%	13.93%	9.19%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	13.70%	13.93%	9.19%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	13.70%	13.93%	9.19%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	13.70%	13.93%	9.19%